Loan Receivable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Loan Receivable
Loan Receivable	$ 485,272	$ 134,770
Cellen Life Sciences Limited
Loan Receivable
Loan Receivable	485,272	134,770
Cellen Life Sciences Limited | Bridge Loan Arrangement
Loan Receivable
Loan Receivable	$ 485,272	$ 134,770